SHAREHOLDER’S DEFICIT (Details Narrative) - USD ($)				3 Months Ended	5 Months Ended
	May 12, 2026	Mar. 31, 2026	Aug. 20, 2025	Mar. 31, 2026	Dec. 31, 2025	Jan. 01, 2026	Jul. 31, 2025
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		5,000,000		5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding		0		0	0
Common stock voting rights				The Company will complete a Business Combination only if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.	The Company will complete a Business Combination only if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.
Ordinary stock, shares outstanding					6,160,715
Shares issued, price per share		$ 9.20		$ 9.20	$ 9.20
Warrant exercise price		$ 11.50		$ 11.50	$ 11.50
Redemption trigger prices percentage		18.00%		18.00%	18.00%
Minimum [Member]
Class of Stock [Line Items]
Percentage of market value		115.00%		115.00%	115.00%
Maximum [Member]
Class of Stock [Line Items]
Percentage of market value		180.00%		180.00%	180.00%
Warrant [Member]
Class of Stock [Line Items]
Shares issued, price per share		$ 0.01		$ 0.01	$ 0.01
Common Stock [Member]
Class of Stock [Line Items]
Warrant exercise price		18.00		18.00	$ 18.00
Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary stock, shares outstanding	6,160,715
Sale of Stock, Number of Shares Issued in Transaction	6,160,714
Shares issued, price per share		$ 10.00		$ 10.00		$ 10.00
Shares, Issued	6,160,715
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				14,375,000	14,375,000
Sale of Stock, Number of Shares Issued in Transaction				1,875,000	3,750,000
Sponsor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			12,321,429	12,321,429	12,321,429
Stock Issued During Period, Value, New Issues				$ 25,000	$ 25,000
Sponsor [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary stock, shares outstanding	803,572
Shares outstanding	803,572
Sponsor [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited		803,572	803,572	1,607,143	1,607,143
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		450,000,000		450,000,000	450,000,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights				Holders of the Company’s ordinary shares are entitled to one vote for each share	Holders of the Company’s ordinary shares are entitled to one vote for each share
Ordinary stock, shares issued		0		0	0
Ordinary stock, shares outstanding		0		0	0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		45,000,000		45,000,000	45,000,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights				Holders of the Company’s ordinary shares are entitled to one vote for each share	Holders of the Company’s ordinary shares are entitled to one vote for each share
Ordinary stock, shares issued		6,160,715		6,160,715
Ordinary stock, shares outstanding		6,160,715		6,160,715	6,160,715
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares outstanding		6,160,715		6,160,715	6,160,715
Common Class B [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	6,160,714